Debt (Tables)	12 Months Ended
Apr. 30, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Schedule of Debt

	2021	2020	Interest Rate

Secured lender	$1,000,000	$1,000,000	8.00%
Notes payable – related parties	22,860	15,000	0.0%
Demand notes payable	—	7,860	0.0%
U.S. SBA loan	1,885,800	—	1.0%
U.S. SBA loan	500,000	—	3.75%
U.S. SBA loan	1,885,800	—	1.0%
Loan payable – bank	34,324	34,324	5.5%
Total debt	5,328,784	1,057,184
Less: current portion of long-term debt	2,942,984	1,057,184
Total long-term debt	$2,385,800	$—